Financial Instruments and Fair Value Measurements - Summary of Cash Equivalents and Conversion Right Liability's Carrying Value and Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Money market funds carrying amount	$ 6,000	$ 12,793	$ 639
Cash equivalents carrying amount	6,000	12,793	639
Money market funds	6,000	12,793	639
Total assets	6,000	12,793	639
Liabilities, Fair Value Disclosure [Abstract]
Conversion feature derivative liability			717
Liabilities	2,436	1,764	2,708
Reported Value Measurement [Member]
Liabilities, Fair Value Disclosure [Abstract]
Conversion feature derivative liability			717
Liabilities			717
Conversion feature derivative liability			717
Total liabilities			717
Fair Value, Inputs, Level 1
Assets
Money market funds	6,000	12,793	639
Total assets	$ 6,000	$ 12,793	639
Fair Value, Inputs, Level 3 | Reported Value Measurement [Member]
Liabilities, Fair Value Disclosure [Abstract]
Conversion feature derivative liability			717
Total liabilities			$ 717